140

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 69.3%
	EQUITY - 58.3%
32,500	First Trust Small Cap Core AlphaDEX Fund			$ 4,308,808
56,090	iShares Europe ETF			4,021,092
79,427	iShares MSCI Emerging Markets ETF			5,082,534
68,869	iShares MSCI Eurozone ETF			4,588,053
32,141	iShares MSCI USA Value Factor ETF			5,369,796
27,155	State Street Industrial Select Sector SPDR ETF			4,740,720
				28,111,003
	MIXED ALLOCATION - 11.0%
288,338	Arrow Dow Jones Global Yield ETF(g)			4,195,318
55,000	Arrow Valtoro ETF(a)(g)			1,087,350
				5,282,668

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,173,098)			33,393,671

	SHORT-TERM INVESTMENT — 14.7%
	MONEY MARKET FUND - 14.7%
7,092,750	First American Government Obligations Fund, Class X, 3.58%(b)(f) (Cost $7,092,750)			7,092,750

	TOTAL INVESTMENTS - 84.0% (Cost $35,265,848)			$ 40,486,421
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.0%			7,731,672
	NET ASSETS - 100.0%			$ 48,218,093

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
18	COMEX Gold 100 Troy Ounces Future(d)	06/29/2026	$ 8,333,280	$ 825,010
15	COMEX Silver Future(d)	07/30/2026	5,552,100	(336,775)
	TOTAL FUTURES CONTRACTS			$ 488,235

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is a holding of the ADWAT Fund.
(g)	Affiliated Exchange-Traded Fund.